Stock Based Compensation - Warrant Activity (Q1) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding and vested at the begining of the period (in shares)	15
Outstanding and vested at the ending of the period (in shares)		15
Warrant
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding and vested at the begining of the period (in shares)	15	32	35
Granted (in shares)	0	0	0
Expired (in shares)		(17)	(3)
Outstanding and vested at the ending of the period (in shares)	15	15	32	35
Outstanding and vested at the ending of the period (in dollars per share)	$ 51	$ 51	$ 52.5	$ 53.31
Granted (in dollars per share)	$ 0	0	0
Expired (in dollars per share)		$ 53.88	$ 63.81
Weighted average remaining contractual term (in years)		2 months 12 days	1 year	1 year 10 months 24 days
Aggregate intrinsic value (in dollars)	$ 0	$ 0	$ 0	$ 0